ACQUISITIONS - Unaudited consolidated results of operations (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 71,501	$ 58,359
Net loss attributable to common shareholders	(4,820)	(5,654)
Loss per common share - basic and diluted (in dollars per share)	$ (0.61)	$ (0.94)
Pro forma
Business Acquisition [Line Items]
Net sales	73,703	62,024
Net loss attributable to common shareholders	$ (6,887)	$ (8,441)
Loss per common share - basic and diluted (in dollars per share)	$ (0.87)	$ (1.21)